Third Quarter Report
April 30, 2023 (Unaudited)
Columbia Disciplined Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Disciplined Growth Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 7.7%
Entertainment 0.7%
Playtika Holding Corp.(a)	137,800	1,378,000
Interactive Media & Services 7.0%
Alphabet, Inc., Class A(a)	79,654	8,550,060
Meta Platforms, Inc., Class A(a)	20,814	5,002,021
Total		13,552,081
Total Communication Services		14,930,081
Consumer Discretionary 13.9%
Automobiles 1.6%
Tesla, Inc.(a)	18,703	3,073,090
Broadline Retail 4.8%
Amazon.com, Inc.(a)	67,604	7,128,842
Etsy, Inc.(a)	10,337	1,044,347
Nordstrom, Inc.	77,550	1,198,923
Total		9,372,112
Diversified Consumer Services 1.5%
H&R Block, Inc.	84,191	2,854,917
Hotels, Restaurants & Leisure 1.4%
Booking Holdings, Inc.(a)	253	679,636
Expedia Group, Inc.(a)	20,628	1,938,207
Total		2,617,843
Household Durables 1.6%
NVR, Inc.(a)	532	3,106,880
Specialty Retail 3.0%
O’Reilly Automotive, Inc.(a)	3,160	2,898,699
Ulta Beauty, Inc.(a)	5,341	2,945,188
Total		5,843,887
Total Consumer Discretionary		26,868,729
Consumer Staples 5.6%
Beverages 2.4%
Coca-Cola Co. (The)	72,750	4,666,912
Food Products 0.5%
Kellogg Co.	12,463	869,544
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.4%
Procter & Gamble Co. (The)	30,209	4,724,083
Tobacco 0.3%
Altria Group, Inc.	10,775	511,920
Total Consumer Staples		10,772,459
Energy 1.0%
Oil, Gas & Consumable Fuels 1.0%
Occidental Petroleum Corp.	26,947	1,658,049
PDC Energy, Inc.	4,576	297,669
Total		1,955,718
Total Energy		1,955,718
Financials 6.5%
Banks 0.8%
First Citizens BancShares Inc., Class A	470	473,375
Western Alliance Bancorp	30,800	1,143,296
Total		1,616,671
Financial Services 3.7%
MasterCard, Inc., Class A	9,934	3,775,218
Visa, Inc., Class A	14,938	3,476,521
Total		7,251,739
Insurance 2.0%
Lincoln National Corp.	24,937	541,881
Marsh & McLennan Companies, Inc.	18,123	3,265,583
Total		3,807,464
Total Financials		12,675,874
Health Care 11.3%
Biotechnology 3.4%
AbbVie, Inc.	20,006	3,023,307
Amgen, Inc.	2,848	682,779
BioMarin Pharmaceutical, Inc.(a)	4,751	456,286
Regeneron Pharmaceuticals, Inc.(a)	707	566,866
Sarepta Therapeutics, Inc.(a)	2,345	287,896
Vertex Pharmaceuticals, Inc.(a)	4,343	1,479,790
Total		6,496,924
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	32,104	3,546,529
2	Columbia Disciplined Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.7%
Humana, Inc.	6,587	3,494,338
McKesson Corp.	1,768	643,976
UnitedHealth Group, Inc.	2,166	1,065,867
Total		5,204,181
Life Sciences Tools & Services 3.0%
IQVIA Holdings, Inc.(a)	11,906	2,241,066
Mettler-Toledo International, Inc.(a)	2,178	3,248,487
Syneos Health, Inc.(a)	10,414	408,854
Total		5,898,407
Pharmaceuticals 0.4%
Merck & Co., Inc.	6,574	759,099
Total Health Care		21,905,140
Industrials 8.1%
Aerospace & Defense 2.1%
Lockheed Martin Corp.	8,661	4,022,601
Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc.	11,240	1,279,562
Commercial Services & Supplies 0.9%
Cintas Corp.	3,673	1,674,043
Ground Transportation 2.2%
Old Dominion Freight Line, Inc.	3,525	1,129,375
Uber Technologies, Inc.(a)	103,385	3,210,104
Total		4,339,479
Machinery 1.6%
Allison Transmission Holdings, Inc.	64,730	3,158,177
Professional Services 0.6%
Automatic Data Processing, Inc.	5,650	1,243,000
Total Industrials		15,716,862
Information Technology 41.0%
Semiconductors & Semiconductor Equipment 7.7%
Advanced Micro Devices, Inc.(a)	38,364	3,428,591
Lam Research Corp.	7,413	3,885,005
NVIDIA Corp.	12,862	3,569,076
QUALCOMM, Inc.	35,091	4,098,629
Total		14,981,301
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 19.0%
Adobe, Inc.(a)	12,079	4,560,547
Autodesk, Inc.(a)	17,506	3,409,994
Crowdstrike Holdings, Inc., Class A(a)	9,984	1,198,579
Fortinet, Inc.(a)	54,161	3,414,851
Microsoft Corp.	66,569	20,453,991
Palo Alto Networks, Inc.(a)	20,509	3,742,072
Total		36,780,034
Technology Hardware, Storage & Peripherals 14.3%
Apple, Inc.(b)	163,729	27,781,537
Total Information Technology		79,542,872
Materials 1.5%
Chemicals 0.7%
CF Industries Holdings, Inc.	18,810	1,346,420
Paper & Forest Products 0.8%
Louisiana-Pacific Corp.	25,900	1,547,266
Total Materials		2,893,686
Real Estate 1.4%
Retail REITs 0.2%
Simon Property Group, Inc.	3,800	430,616
Specialized REITs 1.2%
SBA Communications Corp.	8,772	2,288,527
Total Real Estate		2,719,143
Total Common Stocks (Cost $111,699,160)		189,980,564

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.046%(c),(d)	3,514,196	3,512,791
Total Money Market Funds (Cost $3,513,095)		3,512,791
Total Investments in Securities (Cost: $115,212,255)		193,493,355
Other Assets & Liabilities, Net		352,611
Net Assets		193,845,966

Columbia Disciplined Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2023 (Unaudited)
At April 30, 2023, securities and/or cash totaling $288,456 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	18	06/2023	USD	3,769,650	157,062	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.046%
	2,044,430	27,795,407	(26,326,469)	(577)	3,512,791	27	62,400	3,514,196
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Growth Fund | Third Quarter Report 2023

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3QT178_07_N01_(06/23)